Capital Structure, Common Stock - Buybacks (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Buybacks [Abstract]
Authorized amount under share repurchase plan			$ 25,000
Repurchase of common stock (in shares)	195,312
Average price of repurchased shares (in dollars per share)	$ 8.82
Repurchase of common stock	$ 1,722	$ 1,583